787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

January 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 347 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Statement of Additional Information for ClearBridge Aggressive Growth Fund, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 347 to the Trust’s Registration Statement on Form N-1A on December 18, 2015. That Post-Effective Amendment became effective on December 29, 2015, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

Juliet Y. Mun, Willkie Farr & Gallagher LLP

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